Note 33 - Employee Benefits - Expenses for Defined Benefit Plans (Impact on Expense) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses for defined benefit plans:
Service cost	[1]	€ 246	€ 272	€ 259
Net interest cost (income)		5	2	4
Total expenses defined benefit plans		251	274	263
Expenses for defined contribution plans:
BVV		60	63	62
Other defined contribution plans		243	244	246
Total expenses for defined contribution plans		303	307	308
Total expenses for post-employment benefit plans		554	581	571
Employer contributions to state-mandated benefit plans [abstract]
Pensions related payments social security in Germany		233	231	236
Contributions to pension fund for Postbanks postal civil servants		79	85	88
Further pension related state-mandated benefit plans		245	249	246
Total employer contributions to state-mandated benefit plans		557	565	570
Expenses for share-based payments:
Expenses for share-based payments, equity settled	[2]	318	549	560
Expenses for share-based payments, cash settled	[2]	49	39	1
Expenses for cash retention plans	[2]	329	516	481
Expenses for severance payments	[3]	€ 184	€ 92	€ 137

[1]	Severance related items under Service Costs were reclassified to Expenses for Severance payments. Therefore previous periods were adjusted as well.
[2]	Including expenses for new hire awards and the acceleration of expenses not yet amortized due to the discontinuation of employment including those amounts which are recognized as part of the Groups restructuring expenses.
[3]	Excluding the acceleration of expenses for deferred compensation awards not yet amortized. Severance related items under Service Costs were reclassified to Expense for Severance payments. Prior year numbers have been restated.